Income Taxes (Composition of Income (Loss) Before Income Taxes and Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income (loss) before income taxes: Israel	$ 2,975	$ (2,638)	$ (1,299)
Income (loss) before income taxes: Non-Israeli	941	2,036	1,512
Income (loss) before income taxes	3,916	(602)	213
Income tax expense, Current: Israel	191	121	44
Income tax expense, Current: Non-Israeli	224	709	398
Current Income Tax Expense, Total	415	830	442
Deferred tax expense (benefit): Israel	38	(1,287)
Deferred tax expense (benefit): Non-Israeli	126	(152)	(232)
Deferred Income Tax Expense (Benefit), Total	164	(1,439)	(232)
Actual income tax expense (benefit)	$ 579	$ (609)	$ 210